Property and Equipment and Investment Properties_Investment Property(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	₩ 2,827,988	[1]	₩ 2,119,811	₩ 2,827,988	[1]	$ 2,447,500		₩ 2,119,811
Fair value				3,032,726				2,287,012
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	2,119,811		848,481
Changes In Investment Property Abstract [Abstract]
Acquisition	806,088		1,288,125
Transfers	(12,235)		110,708
Disposal	(64,098)		(108,256)
Depreciation	(36,877)		(26,092)
Others	15,299		6,845
Ending	2,827,988	[1]	2,119,811
Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	3,000,976		2,268,230	3,000,976				2,268,230
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	2,268,230
Changes In Investment Property Abstract [Abstract]
Ending	3,000,976		2,268,230
Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(172,988)		(148,419)	(172,988)				(148,419)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(148,419)
Changes In Investment Property Abstract [Abstract]
Ending	(172,988)		(148,419)
Accumulated Impairment losses [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0		0	0				0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	0		0
Land
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,537,240		972,562	1,537,240				972,562
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	972,562		251,496
Changes In Investment Property Abstract [Abstract]
Acquisition	580,255		714,454
Transfers	(3,374)		66,086
Disposal	(13,318)		(57,384)
Depreciation	0		0
Others	1,115		(2,090)
Ending	1,537,240		972,562
Land | Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,537,240		972,562	1,537,240				972,562
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	972,562
Changes In Investment Property Abstract [Abstract]
Ending	1,537,240		972,562
Land | Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0		0	0				0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	0		0
Land | Accumulated Impairment losses [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0		0	0				0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	0		0
Buildings
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,290,748		1,147,249	1,290,748				1,147,249
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	1,147,249		596,985
Changes In Investment Property Abstract [Abstract]
Acquisition	225,833		573,671
Transfers	(8,861)		44,622
Disposal	(50,780)		(50,872)
Depreciation	(36,877)		(26,092)
Others	14,184		8,935
Ending	1,290,748		1,147,249
Buildings | Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,463,736		1,295,668	1,463,736				1,295,668
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	1,295,668
Changes In Investment Property Abstract [Abstract]
Ending	1,463,736		1,295,668
Buildings | Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(172,988)		(148,419)	(172,988)				(148,419)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(148,419)
Changes In Investment Property Abstract [Abstract]
Ending	(172,988)		(148,419)
Buildings | Accumulated Impairment losses [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0		0	₩ 0				₩ 0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	₩ 0		₩ 0

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.